Guarantor Financial Statements Cash Flows (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	$ (180)	$ 388	$ 279
Investing activities
Grant reimbursements from capital expenditures	0	0	5
Expenditures for property, plant and equipment	(80)	(61)	(74)
Proceeds from sales of property, plant and equipment	8	2	39
Additions to capitalized software	(80)	(62)	(57)
Business acquisitions, net of cash acquired	(108)	(1,085)	0
Proceeds from (payments of) intercompany notes	0	0	0
Investments in equity affiliates	0	0
Other investing activities, net	4	0	(24)
Net Cash Provided by (Used in) Investing Activities	(256)	(1,206)	(111)
Financing activities
Tax withholding payments on behalf of employees	(12)	0	0
Repurchases of Company common stock	0	(70)	(20)
Proceeds from employee stock plans	53	18	11
Excess tax benefit from stock-based compensation	0	1	0
Equity contribution	0	0
Borrowings on term credit facility	150	700	0
Repayment of short-term borrowings	0	0	(4)
Repayment of long-term debt	0	0	(1)
Payments on revolving credit facility	(860)	(260)	(75)
Borrowings on revolving credit facility	720	400	75
Proceeds from bond offering	1,100	0	0
Debt issuance cost	(19)	(29)	0
Borrowings (repayments) of intercompany notes	0	0	0
Proceeds from sale of noncontrolling interest	0	43	0
Dividend distribution to minority shareholder	(1)	(1)	0
Dividend distribution to consolidated subsidiaries	0	0	0
Net Cash Provided by (Used in) Financing Activities	1,131	802	(14)
Cash flows from discontinued operations
Net cash used in operating activities	(114)	(37)	(16)
Net cash provided by (used in) investing activities	99	(40)	(100)
Net Cash Provided by (Used in) Discontinued Operations	(15)	(77)	(116)
Cash and Cash Equivalents, Period Increase (Decrease)
Effect of exchange rate changes on cash and cash equivalents	(9)	(5)	7
Increase (decrease) in cash and cash equivalents	671	(98)	45
Cash and cash equivalents at beginning of period	398	496	451
Cash and cash equivalents at end of period	1,069	398	496
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	(591)	335	299
Investing activities
Grant reimbursements from capital expenditures			5
Expenditures for property, plant and equipment	(36)	(28)	(44)
Proceeds from sales of property, plant and equipment	0	0	0
Additions to capitalized software	(51)	(43)	(40)
Business acquisitions, net of cash acquired	(46)	(1,085)
Proceeds from (payments of) intercompany notes	171	104	(70)
Investments in equity affiliates	(21)	(11)
Other investing activities, net	(6)		(24)
Net Cash Provided by (Used in) Investing Activities	11	(1,063)	(173)
Financing activities
Tax withholding payments on behalf of employees	(12)
Repurchases of Company common stock		(70)	(20)
Proceeds from employee stock plans	53	18	11
Excess tax benefit from stock-based compensation		1
Equity contribution	0	0
Borrowings on term credit facility	150	700
Repayment of short-term borrowings			0
Repayment of long-term debt			(1)
Payments on revolving credit facility	(860)	(260)	(75)
Borrowings on revolving credit facility	720	400	75
Proceeds from bond offering	1,100
Debt issuance cost	(19)	(29)
Borrowings (repayments) of intercompany notes	(11)	11	0
Proceeds from sale of noncontrolling interest		0
Dividend distribution to minority shareholder	0	0
Dividend distribution to consolidated subsidiaries	0	0	0
Net Cash Provided by (Used in) Financing Activities	1,121	771	(10)
Cash flows from discontinued operations
Net cash used in operating activities	(114)	(37)	(16)
Net cash provided by (used in) investing activities	99	(40)	(100)
Net Cash Provided by (Used in) Discontinued Operations	(15)	(77)	(116)
Cash and Cash Equivalents, Period Increase (Decrease)
Effect of exchange rate changes on cash and cash equivalents	(1)	(1)	0
Increase (decrease) in cash and cash equivalents	525	(35)	0
Cash and cash equivalents at beginning of period	30	65	65
Cash and cash equivalents at end of period	555	30	65
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	210	(30)	(5)
Investing activities
Grant reimbursements from capital expenditures			0
Expenditures for property, plant and equipment	(8)	(3)	(1)
Proceeds from sales of property, plant and equipment	0	0	0
Additions to capitalized software	(12)	(3)	0
Business acquisitions, net of cash acquired	(24)	0
Proceeds from (payments of) intercompany notes	96	138	6
Investments in equity affiliates	(90)	0
Other investing activities, net	10		0
Net Cash Provided by (Used in) Investing Activities	(28)	132	5
Financing activities
Tax withholding payments on behalf of employees	0
Repurchases of Company common stock		0	0
Proceeds from employee stock plans	0	0	0
Excess tax benefit from stock-based compensation		0
Equity contribution	0	0
Borrowings on term credit facility	0	0
Repayment of short-term borrowings			0
Repayment of long-term debt			0
Payments on revolving credit facility	0	0	0
Borrowings on revolving credit facility	0	0	0
Proceeds from bond offering	0
Debt issuance cost	0	0
Borrowings (repayments) of intercompany notes	(171)	(47)	0
Proceeds from sale of noncontrolling interest		0
Dividend distribution to minority shareholder	0	0
Dividend distribution to consolidated subsidiaries	(2)	(51)	0
Net Cash Provided by (Used in) Financing Activities	(173)	(98)	0
Cash flows from discontinued operations
Net cash used in operating activities	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Net Cash Provided by (Used in) Discontinued Operations	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Increase (decrease) in cash and cash equivalents	9	4	0
Cash and cash equivalents at beginning of period	13	9	9
Cash and cash equivalents at end of period	22	13	9
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	211	145	66
Investing activities
Grant reimbursements from capital expenditures			0
Expenditures for property, plant and equipment	(36)	(30)	(29)
Proceeds from sales of property, plant and equipment	8	2	39
Additions to capitalized software	(17)	(16)	(17)
Business acquisitions, net of cash acquired	(38)	0
Proceeds from (payments of) intercompany notes	11	(12)	(2)
Investments in equity affiliates	0	0
Other investing activities, net	0		0
Net Cash Provided by (Used in) Investing Activities	(72)	(56)	(9)
Financing activities
Tax withholding payments on behalf of employees	0
Repurchases of Company common stock		0	0
Proceeds from employee stock plans	0	0	0
Excess tax benefit from stock-based compensation		0
Equity contribution	111	11
Borrowings on term credit facility	0	0
Repayment of short-term borrowings			(4)
Repayment of long-term debt			0
Payments on revolving credit facility	0	0	0
Borrowings on revolving credit facility	0	0	0
Proceeds from bond offering	0
Debt issuance cost	0	0
Borrowings (repayments) of intercompany notes	(96)	(194)	66
Proceeds from sale of noncontrolling interest		43
Dividend distribution to minority shareholder	(1)	(1)
Dividend distribution to consolidated subsidiaries	(8)	(11)	(81)
Net Cash Provided by (Used in) Financing Activities	6	(152)	(19)
Cash flows from discontinued operations
Net cash used in operating activities	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Net Cash Provided by (Used in) Discontinued Operations	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)
Effect of exchange rate changes on cash and cash equivalents	(8)	(4)	7
Increase (decrease) in cash and cash equivalents	137	(67)	45
Cash and cash equivalents at beginning of period	355	422	377
Cash and cash equivalents at end of period	492	355	422
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Net Cash Provided by (Used in) Operating Activities	(10)	(62)	(81)
Investing activities
Grant reimbursements from capital expenditures			0
Expenditures for property, plant and equipment	0	0	0
Proceeds from sales of property, plant and equipment	0	0	0
Additions to capitalized software	0	0	0
Business acquisitions, net of cash acquired	0	0
Proceeds from (payments of) intercompany notes	(278)	(230)	66
Investments in equity affiliates	111	11
Other investing activities, net	0		0
Net Cash Provided by (Used in) Investing Activities	(167)	(219)	66
Financing activities
Tax withholding payments on behalf of employees	0
Repurchases of Company common stock		0	0
Proceeds from employee stock plans	0	0	0
Excess tax benefit from stock-based compensation		0
Equity contribution	(111)	(11)
Borrowings on term credit facility	0	0
Repayment of short-term borrowings			0
Repayment of long-term debt			0
Payments on revolving credit facility	0	0	0
Borrowings on revolving credit facility	0	0	0
Proceeds from bond offering	0
Debt issuance cost	0	0
Borrowings (repayments) of intercompany notes	278	230	(66)
Proceeds from sale of noncontrolling interest		0
Dividend distribution to minority shareholder	0	0
Dividend distribution to consolidated subsidiaries	10	62	81
Net Cash Provided by (Used in) Financing Activities	177	281	15
Cash flows from discontinued operations
Net cash used in operating activities	0	0	0
Net cash provided by (used in) investing activities	0	0	0
Net Cash Provided by (Used in) Discontinued Operations	0	0	0
Cash and Cash Equivalents, Period Increase (Decrease)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Increase (decrease) in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Payments to Acquire Businesses, Net of Cash Acquired [Member] | Parent Company [Member]
Cash and Cash Equivalents, Period Increase (Decrease)
Effect of Change on Prior Period Condensed Consolidating Statement of Cash Flows	31
Payments to Acquire Businesses, Net of Cash Acquired [Member] | Guarantor Subsidiaries [Member]
Cash and Cash Equivalents, Period Increase (Decrease)
Effect of Change on Prior Period Condensed Consolidating Statement of Cash Flows	7
Payments to Acquire Businesses, Net of Cash Acquired [Member] | Non-Guarantor Subsidiaries [Member]
Cash and Cash Equivalents, Period Increase (Decrease)
Effect of Change on Prior Period Condensed Consolidating Statement of Cash Flows	$ 24